UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Unrealized securities holding gains (loss), tax	¥ (3,168)	¥ (6,173)
Foreign currency translation adjustments, tax	¥ 0	¥ 0